Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Segment Information
SEGMENT INFORMATION

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other non-utility business activities aggregated separately. The non-utility category primarily includes the remaining $33.5 million of 7.25% Senior Secured Notes due April 1, 2016, the $400 million of 5.00% Senior Secured Notes due May 1, 2018, and the $405 million of 3.45% Senior Secured Notes due July 15, 2020; approximately $43.7 million and $5.9 million of cash and cash equivalents, as of June 30, 2015 and December 31, 2014, respectively; long-term investments of $5.2 million and $5.1 million at June 30, 2015 and December 31, 2014, respectively; and income taxes and interest related to those items. All other non-utility assets represented approximately 2% of IPALCO’s total assets as of June 30, 2015 and approximately 1% of IPALCO's total assets as of December 31, 2014. Net income for the utility segment was $45.0 million and $51.2 million for the six-month periods ended June 30, 2015 and 2014, respectively, and $15.3 million and $19.8 million for the three-month periods ended June 30, 2015 and 2014, respectively. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. Intersegment sales, if any, are generally based on prices that reflect the current market conditions.

SEGMENT INFORMATION

Operating segments are components of an enterprise that engage in business activities from which it may earn revenues and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. Substantially all of our business consists of the generation, transmission, distribution and sale of electric energy conducted through IPL which is a vertically integrated electric utility. IPALCO’s reportable business segment is its utility segment, with all other non-utility business activities aggregated separately. The non-utility category primarily includes the 2016 IPALCO Notes and the 2018 IPALCO Notes; approximately $5.9 million and $6.9 million of cash and cash equivalents, as of December 31, 2014 and 2013, respectively; long-term investments of $5.1 million and $5.0 million at December 31, 2014 and 2013, respectively; and income taxes and interest related to those items. All other assets represented less than 1% of IPALCO’s total assets as of December 31, 2014 and 2013. The accounting policies of the identified segment are consistent with those policies and procedures described in the summary of significant accounting policies. Intersegment sales, if any, are generally based on prices that reflect the current market conditions.

The following table provides information about IPALCO’s business segments (in millions):

	2014			2013			2012
	Utility	All Other	Total	Utility	All Other	Total	Utility	All Other	Total
Operating revenues	$1,322	—	$1,322	$1,256	—	$1,256	$1,230	—	$1,230
Depreciation and amortization	185	—	185	182	—	182	177	—	177
Income taxes	69	(21)	48	58	(20)	38	68	(20)	48
Net income	110	(32)	78	97	(33)	64	104	(32)	72
Utility plant - net of depreciation	2,857	—	2,857	2,553	—	2,553	2,426	—	2,426
Capital expenditures	382	—	382	242	—	242	130	—	130

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Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Segment Information
SEGMENT INFORMATION

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of IPL’s current business consists of the generation, transmission, distribution and sale of electric energy, and therefore IPL had only one reportable segment.